UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F


FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Claren Road Asset Management, LLC
Address: 900 3rd Avenue, 29th Floor
New York, NY 10022

Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Albert Marino
Title: COO
Phone: 212-310-5873
Signature, Place, and Date of Signing:

Albert Marino New York, New York 2/13/2013

Report Type (Check only one)
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT



FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 8
Form 13F Information Table Value Total: 201,996
(thousands)



Form 13F Information Table

                                                    Value     SHRS or     SH/  PUT/  Invst  Other    Voting Authority
Name of Issuer                    Class  Cusip      x$1000)   PRN Amount  PRN  CALL  Discrt Mang     Sole       Shared  None
--------------                    -----  ------     -------   ----------  ---- ----  ------ -------  ---------  ------  -----
ArcelorMittal	                  NOTE   03938LAK0  26,065    25,000,000   PRN 	      SOLE	      25,000,000
MGIC Investment Corp	          NOTE	 552848AD5  3,026     4,000,000    PRN	      SOLE	      4,000,000
H&R Block Inc	                  COM	 093671105  14,856    800,000 	   SH 	      SOLE	      800,000
Genworth Financial Inc	          COM	 37247D106  13,142    1,750,000    SH 	      SOLE	      1,750,000
Royal Bank of Scotland Group PLC  PFD    780097713  17,215    720,000 	   SH 	      SOLE	      720,000
American International Group Inc  COM	 026874784  52,950    1,500,000    SH 	      SOLE	      1,500,000
Delta Air Lines Inc	          COM	 247361702  24,702    2,081,100    SH 	      SOLE	      2,081,100
United States Oil Fund LP	  UNITS	 91232N108  50,040    1,500,000    SH 	      SOLE	      1,500,000